Commitments and Contingencies - (Narratives) (Details) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2018	Sep. 30, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2019 unit	Jan. 31, 2019	Jan. 01, 2019 USD ($)
Loss Contingencies
Operating lease assets				$ 23,409					$ 5,600
Minimum lease payments for leases signed but not yet commenced				$ 57,900
Rent expense			$ 500		$ 900	$ 600
Imperial (Forest House) Limited | Building
Loss Contingencies
Lease term (in years)				10 years
Imperial (Forest House) Limited | Additional Space
Loss Contingencies
Lease term (in years)				15 months
Catapult Manufacturing Center | Building
Loss Contingencies
Rent free period (in months)		6 months
Laboratory Space In White City, London | Building
Loss Contingencies
Lease term (in years)					10 years
Operating lease assets				$ 8,200
Manufacturing Space In Enfield, United Kingdom | Building
Loss Contingencies
Lease term (in years)					15 years
Leasehold Improvements				4,100
Number of units (units) | unit							3
Office Space In Rockville, Maryland | Building
Loss Contingencies
Operating lease rent free period	4 months
Office And Manufacturing Space in Rockville, Maryland | Building
Loss Contingencies
Lease term (in years)								16 years
Leasehold Improvements				2,200
Minimum lease payments for leases signed but not yet commenced				57,900
Software license
Loss Contingencies
Loss contingency accrual				$ 700